Basis of Presentation and other significant accounting policies	12 Months Ended
Dec. 31, 2024
Basis of Presentation and other significant accounting policies
Basis of Presentation and other significant accounting policies

Note 2

Basis of Presentation and other significant accounting policies

2.1. Basis for preparation

The consolidated financial statements included in this Annual Report have been prepared in accordance with IFRS Accounting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and as endorsed by the EU and further requirements in the Danish Financial Statements Act.

The preparation of these consolidated financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Company’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions. Areas involving a higher degree of judgement or complexity, or areas where estimates and assumptions are significant to the consolidated financial statements are further described in note 2.4.

The consolidated financial statements are presented in euros and all values are rounded to the nearest thousand, except when otherwise indicated.

The accounting policies set out in the notes have been applied consistently in the preparation of the consolidated financial statements for all the years presented unless stated otherwise below.

Comparative figures

Consolidated figures for the financial year ended 31 December 2022 comprised the Parent Company, Cadeler A/S, Wind Osprey Ltd. and Wind Orca Ltd. In December 2023, Cadeler and Eneti merged, and from this point in time the consolidated figures also comprised Eneti and its subsidiaries (which are wholly owned by the Group). Therefore the activity of the Group is not fully comparable between 2024, 2023 and 2022. For more information on the subsidiaries of Cadeler A/S please refer to Note 29.

Materiality

Our Annual Report is structured around the principle of materiality, focusing on information that holds relevance for the users of the consolidated financial statements. These consolidated financial statements encompass numerous transactions, which are grouped into categories based on their nature or function. These categories are then presented in the consolidated financial statements as required by IFRS and the Danish Financial Statements Act. When individual items are deemed immaterial, they are combined with other similar items in either the consolidated financial statements or the accompanying notes.

In line with IFRS guidelines for Danish listed companies, we include the necessary disclosures, unless the information is considered immaterial to the economic decision-making of the users or is not applicable in the context of the consolidated financial statements.

Going concern assessment

The Company’s Board of Directors and Executive Directors, have at the time of approving the consolidated financial statements, assessed that the Group has adequate resources to continue as a going concern at least 12 months after the balance sheet date.

Thus, the Group continues to adopt the going concern basis of accounting in preparing the consolidated financial statements.

European Single Electronic Format (ESEF)

As a group with securities listed on a regulated market within the EEA, Cadeler A/S is required to prepare its official Annual Report in the XHTML format and to tag the main consolidated financial statements using inline eXtensible Business Reporting Language (iXBRL) applying a specific ESEF taxonomy. The annual report submitted to the Danish Financial Supervisory Authority consists of the XHTML document together with required technical files, all included in a ZIP file named cadeler-2024-12-31-en.zip.

As such, the Annual Report is both human- and machine-readable.

A separate assurance report on the iXBRL tagging of the consolidated financial statements is issued by Cadeler's independent auditors and included on page 252 . For general use, a PDF version of the Annual Report is published in line with previous years.

Note 2

Basis of Presentation and other significant accounting policies

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2.2. General accounting policies

This section introduces accounting policies and significant accounting estimates and judgements. A more detailed description of accounting policies and significant estimates and judgements related to specific reported amounts is presented in the respective notes. The purpose is to provide transparency on the disclosed amounts and to describe the relevant accounting policy, significant estimates and numerical disclosure for each note.

Note 3 - Revenue recognition (including Deferred revenue)

Note 4 - Cost of sales and administrative expenses

Note 5 – Net other operating income and expenses

Note 6 - Employee compensation

Note 7 - Long term incentive programmes

Note 9 - Financial income and expenses

Note 10 - Income taxes

Note 11 – Earnings per share (EPS)

Note 12 - Intangible Assets (including Goodwill)

Note 13 - Property, plant and equipment (including Borrowing costs and Impairment of non-financial assets)

Note 14 - Right-of-use assets and lease liabilities

Note 15 - Inventories

Note 16 - Trade and Other Receivables

Note 18 - Cash and cash equivalents

Note 20 – Provisions, Trade and other payables

Note 22 - Issued Share capital

Note 23 - Lease liabilities

Note 24 - Derivatives and hedge accounting

Note 25 - Financial liabilities

Note 26 - Business combinations

Principles of consolidation

The consolidated financial statements include the parent company, Cadeler A/S, and all enterprises over which the parent company has control. Control of an enterprise exists when the Company has exposure, or rights to, variable returns from its involvement with the enterprise and has the ability to control those returns through its power over the enterprise. Accordingly, the consolidated financial statements of the Group are composed of the financial statements of the Company Cadeler A/S and its subsidiaries (which are wholly owned by the parent company, Cadeler A/S).

All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between group enterprises are eliminated in full on consolidation.

Currency translation

The financial statements are presented in euro (EUR), which is also the functional currency of the parent company. For each entity in the Group, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency.

Transactions in a currency other than the EUR (“foreign currency”) are translated into EUR using the exchange rates at the dates of the transactions. Foreign exchange differences resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the closing rates at the balance sheet are recognised in profit or loss. Non-monetary items measured at fair values in foreign currencies are translated using the exchange rates at the date when the fair values are determined.

Foreign exchange gains and losses impacting profit or loss are presented in the statement of profit and loss within financial income or financial expenses.

Note 2

Basis of Presentation and other significant accounting policies

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On consolidation, the assets and liabilities of foreign operations are translated into EUR at the rate of exchange prevailing at the reporting date, and their statements of profit or loss are translated at exchange rates prevailing at the dates of the transactions. The exchange differences arising on translation for consolidation are recognised in other comprehensive income. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is reclassified to profit or loss.

Other reserves and retained earnings

Other reserves include hedging reserves, cost of hedging reserves, and foreign currency translation reserves. Hedging reserves reflect the changes in the fair value of derivative financial instruments designated as cash flow hedges. Cost of hedging reserves include the time value of options and other costs associated with hedging activities. Foreign currency translation reserves include the cumulative translation adjustments (CTA), which arise from the conversion of the financial statements of foreign operations into the reporting currency. Retained earnings include results from previous periods, changes to equity arising from business combination purchase price, and share-based payments.

Cash flow statement

Statement of cash flows

The statement of cash flows shows the Group’s cash flows for the year classified as operating, investing and financing activities, net changes for the year in cash and cash equivalents as well as the Group’s cash and cash equivalents at the beginning and end of the year.

Positive amounts indicate cash inflows, whereas negative amounts indicate cash outflows.

Cash flows from operating activities

Cash flows from operating activities are stated as the profit/loss for the year adjusted for non-cash operating items such as depreciation, changes in working capital and income tax paid or received. Working capital includes current assets less current liabilities, excluding cash and cash equivalents and interest income.

Cash flows from investing activities

Cash flows from investing activities comprise cash flows from the acquisition and sale of non-current assets and businesses.

Cash flows from financing activities

Cash flows from financing activities comprise cash flows from instalments on lease liabilities, and interest paid as well as proceeds from issue of shares, treasury shares and debt as well as prepayment of borrowings.

2.3. Changes in accounting policies and disclosures

2.3.1. New accounting policies and disclosures

The Group has adopted standards and interpretations effective as of 1 January 2024. Adoption of new and amended standards and interpretations had no material impact on the Group’s consolidated financial statements.

2.3.2. Standards issued but not yet effective

IASB has issued a number of amended accounting standards (IFRS) and interpretations (IFRS IC). The Group has assessed these accounting standards and interpretations, and does not anticipate the amended standards to have any material impact on either the Group’s figures or disclosures.

IFRS 18 Presentation and Disclosure in Financial Statements, which was issued in April 2024, becomes effective for reporting periods beginning on or after 1 January 2027 and thus has no impact on the Group’s consolidated financial statements for 2024. The Group will assess the impact of these accounting standards on the Group’s figures and disclosures.

The Group has not early adopted any standard, interpretation or amendments that have been issued but are not yet effective.

Note 2

Basis of Presentation and other significant accounting policies

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2.4. Material accounting judgements, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were authorised for issuance. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Material estimates

Useful life of vessels

The estimation made regarding the useful life of the O-Class vessels has been based on, among other things, an analysis made by an external expert. The determined fatigue analysis is based on the technical specification of the wind turbine installation vessels (“WTIV”) and comparable vessels. The useful life of the vessels is estimated at 25 years.

In 2020, the Group acquired two vessels which had already been in use for eight years. Therefore, the remaining useful life of these vessels is estimated at 17 years for all components except the jacking system and main crane. These components have a remaining useful life of three years from the acquisition of the vessels. In 2023, the main crane of these vessels underwent an upgrade. The old main crane was disposed of, and the new main crane was capitalised in the current year, with its useful life set to align with the remaining useful life of the vessels.

In 2023, as part of the business combination, the Group acquired two additional vessels. One of these vessels was delivered in 2015 and the other in 2012. Similar to the vessels acquired in 2020, the estimated useful life of these vessels, 25 years when first acquired, depends on initial delivery. Therefore, their remaining useful lives at acquisition date were assessed to be 17 and 14 years respectively, and all components will have the same useful life. The depreciation will be calculated over the remaining useful life of these vessels.

The estimation made regarding the useful life of Wind Peak has been based on an internal technical analysis based on the technical specification of the vessel and validated by an external expert. The useful life of the vessel is estimated at 25 years.

The residual value, useful life, and methods of depreciation of property, plant, and equipment are reviewed at each financial year end and adjusted accordingly, if appropriate. No changes were made during 2024. For more information, refer to Note 13.

Income tax

Pillar Two tax effects

In October 2021, more than 130 countries agreed on a two-pillar approach to reform the international tax system. The Pillar Two rules are designed to ensure that multinational corporations with EUR 750 million or more in annual revenue pay a minimum effective corporate tax rate of 15% on income received in each jurisdiction in which they operate.

The principal jurisdictions in which the Group may be exposed to additional taxation under Pillar Two include Denmark, the United Kingdom, and Cyprus, all of which have enacted legislation implementing these rules. However, this legislation does currently not apply to the Group as its consolidated revenue is lower than EUR 750 million.

The Group continues to assess and monitor the potential future impact of the Pillar Two rules on its business. Based on the Group’s initial assessment, a portion of its future income in these jurisdictions may be subject to top-up tax under the new rules, noting that international shipping income is excluded from the calculation of GloBE income under Pillar Two, and certain other exclusions may also apply.

Note 2

Basis of Presentation and other significant accounting policies

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Impairment of non-financial assets

Management is responsible for the identification of internal and external indicators of impairment related to non-financial assets. If indicators of impairment are identified, an impairment test must be performed.

Impairment exists when the carrying amount of an asset including right-of-use assets or CGU exceeds its recoverable amount, which is the higher of fair value less costs of disposal and value in use. The fair value less costs of disposal calculation is based on available sales transactions conducted at arm’s length terms, if available. The value in use calculation is based on a DCF model. The cash flows are derived from the budget and the most recent project pipeline. These cash flows do not include restructuring activities or significant future investments which will enhance the performance of the assets or CGU being tested.

The recoverable amount depends on the discount rate used in the DCF model as well as future cash in-flows and growth rate assumptions. For further information please refer to Note 13.

Material judgements

Identification of CGU for the purpose of goodwill impairment

For the purpose of testing the Group's vessels, the impairment test is performed on a vessel-by-vessel basis.

For the purpose of testing goodwill for impairment, management has assessed that Cadeler has two cash generating units (CGUs), being

–	the transport and installation of offshore wind turbine generators and foundation installation vessels (WTGFIV) and
–	the maintenance of offshore wind turbine generators (O&MV)

The WTGFIV CGU is comprised of Cadeler’s O-Class vessels, Wind Peak and Wind Scylla, which are largely interchangeable, and the cash flows generated by them are interdependent. These vessels are operated collectively, employed interchangeably, and actively managed to meet the needs of our customers in that market. Given the technical specifications of vessels, the WTGFIV vessels are relatively homogenous with a very high degree of interoperability. The O&MV CGU is comprised of the vessel Wind Zaratan, which has different specifications and independent and separable cash flows from the other vessels.

Revenue recognition

Judgement is performed when determining if a contract contains one or more performance obligations. Judgement is performed as complexities arise when multiple types of promises to the customer are bundled.

Evaluating the criteria for revenue recognition requires management's judgement to assess and identify performance obligations within the contract. This includes assessing the nature of performance obligations and whether they are distinct or should be combined with other performance obligations to determine whether the performance obligations are satisfied over time or at a point in time.

In contracts where many activities are bundled, judgement is applied in the determination of the most adequate recognition method and the most adequate measure of progress. Both of the judgements have a primary impact on the timing and amount of revenue to be recognised.

Evaluating the criteria for revenue recognition of contracts with customer requires management's judgement to assess and determine the following:

–

Identification of performance obligations within the contract, including assessing their nature and determining whether they are distinct or should be combined, as well as whether they are satisfied over time or at a point in time.

–	Determine the transaction price, including an assessment of variable consideration in the contract.

Note 2

Basis of Presentation and other significant accounting policies

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–

In contracts where many performance obligation are bundled, the allocation of transaction price to performance obligations to determine the stand-alone selling price of each performance obligation identified in the contract using key assumptions which may include observable market and expected margin in the activities.

Macroeconomic factors and climate risks

As part of our commitment to transparency and risk management, Cadeler recognises the significance of macroeconomic factors and climate risks in financial evaluations. These factors are integral to assessing the useful lives and residual values of assets and conducting Discounted Cash Flow (DCF) analyses for impairment testing. Operating within the offshore wind installation sector, Cadeler’s fleet supports the energy transition, a key driver of long-term demand.

Management has evaluated climate-related risks, including regulatory developments, technological advancements, and market shifts, and does not currently identify indicators requiring changes to our depreciation assumptions, residual values, or impairment outlook. Our vessels are designed to accommodate evolving industry requirements, mitigating the risk of obsolescence from climate policies or emissions regulations.

Cadeler’s assessment considers potential financial impacts of climate-related risks, including operational disruptions from extreme weather, supply chain vulnerabilities, and shifting industry standards. While climate risks could influence project timing or infrastructure investments, there is no evidence suggesting a material impact on asset valuations. The useful life of our vessels is reviewed regularly in light of emerging industry trends, and current market conditions support the expectation that our assets will continue to generate economic benefits as planned. Additionally, our ongoing investments in modern, upgradeable vessels enhance adaptability to future regulatory changes, further supporting our financial assumptions.

Beyond climate risks, Cadeler monitors broader macroeconomic conditions, including inflationary pressures, interest rate fluctuations, and geopolitical uncertainties that may impact operations. The international macroeconomic situation is currently characterized by material uncertainty, mainly due to the elevated levels of public debt in many of the leading global economies, increasing interest and inflation rates, the war in Ukraine, the imposition of sanctions against Russia, conflict in the Middle East, European energy crises and global supply-chain constraints. The energy sector remains subject to volatility due to regulatory shifts and economic developments, and we remain proactive in integrating these factors into financial evaluations. Through continuous assessment and review, we ensure that our accounting policies reflect a comprehensive understanding of macroeconomic and climate-related risks, maintaining a robust approach to financial reporting and impairment analyses. For more information on the risks to which Cadeler is exposed, refer to the Finance review.